Segment reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Revenue
Operating segment | segment	1
Capital equipment	$ 2,004	$ 3,150
Recurring - non-capital	4,677	3,723
Total revenue	6,681	6,873
Canada
Revenue
Capital equipment	986	1,724
Recurring - non-capital	504	353
Total revenue	1,490	2,077
USA
Revenue
Capital equipment	218
Recurring - non-capital	3,177	2,090
Total revenue	3,395	2,090
Germany
Revenue
Capital equipment	800	1,426
Recurring - non-capital	996	1,280
Total revenue	$ 1,796	$ 2,706